Share-Based Compensation and Share-Based Payment Reserve (Details Narrative) (6K)					3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 04, 2020 shares $ / shares	Mar. 22, 2020 shares	Feb. 14, 2020 shares	Nov. 02, 2019 shares	Jan. 31, 2021 CAD ($)	Jan. 31, 2020 CAD ($)	Jan. 31, 2021 CAD ($)	Jan. 31, 2020 CAD ($)	Jul. 31, 2020 CAD ($) shares	Jul. 31, 2020 $ / shares	Jul. 31, 2019 shares $ / shares	Jul. 31, 2018 CAD ($) shares	Jul. 31, 2018 $ / shares
Statement Line Items [Line Items]
Stock options, expired | shares	1,917	500	833	2,107					3,440		2,167	8,333
Exercise price, expired | $ / shares	$ 77.00									$ 48	$ 111		$ 69
Stock- based compensation expense | $								$ 1,779	$ 2,071			$ 60,586
Weighted average remaining contractual life							6 months 21 days	1 year 7 months 21 days	11 months 23 days			1 year 8 months 26 days
Officers, Directors, Employees and Consultants [Member]
Statement Line Items [Line Items]
Acquire percent of common stock					10.00%		10.00%		10.00%	10.00%
Board of Directors [Member]
Statement Line Items [Line Items]
Options granted years							5 years		5 years